August 30, 2024

Via EDGAR Submission

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re: Diamond Hill Securitized Credit Fund (File Nos. 333-279166, 811-23964)

Ladies and Gentlemen:

On behalf of Diamond Hill Securitized Credit Fund (the “Registrant”), we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933, as amended (the “1933 Act”), a Pre-Effective Amendment (“Pre-Effective Amendment No. 1”) to the Registrant’s Registration Statement on Form N-2 under the 1940 Act and the 1933 Act. The purpose of this Pre-Effective Amendment No. 1 is to complete certain information that was not included in the initial filing and to make other changes or edits to address staff comments. The Registrant intends to file a second pre-effective amendment to the Registration Statement after the seed audit is finalized to complete any other outstanding information.
If you have any questions concerning this filing, please contact the undersigned at 614-469-3297.

Very truly yours,

/s/Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297